INCOME TAXES - Reconciliation of The Statutory Tax Rate to The Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Profit before income tax	$ 38,544	$ 50,189	$ 50,040
Tax rate	35.00%	35.00%	35.00%
Income tax expense	$ (13,490)	$ (17,566)	$ (17,514)
Permanent differences
Argentine Software Promotion Regime	3,541	7,189	15,037
Effect of different tax rates of subsidiaries operating in countries other than Argentina	2,019	1,069	1,362
Non-deductible expenses	1,187	2,301	1,184
Tax loss carry forward not recognized	(374)	(878)	(1,681)
Exchange difference	(860)	(6,593)	(17,560)
Other	(104)	151	752
TOTAL INCOME TAX EXPENSE	$ (8,081)	$ (14,327)	$ (18,420)